Business Combinations	12 Months Ended
Dec. 31, 2023
Business Combination and Asset Acquisition [Abstract]
Business Combinations
5.	Business Combinations
2023 Acquisitions
The Company did not have any ASC 805 acquisitions during the year ended December 31, 2023.
2022 Acquisitions
During the year ended December 31, 2022, the Company entered into a purchase agreement acquiring control of Northern Arizona Hematology and Oncology on January 1, 2022 for an aggregate purchase price of less than $0.1 million. Because the acquisition of Northern Arizona Hematology and Oncology was on the first day of the fiscal period, the Company’s results for the year ended December 31, 2022 include the results of the acquired practice.
2021 Acquisitions
During 2021 the Company entered into Asset Purchase Agreements (“Transactions”) acquiring control of four (4) oncology practices. The Transactions allow the Company to expand domestic reach related to its comprehensive oncology and practice management services. As described in Note 2, the Company evaluated each of the Transactions and determined each acquisition represents a business combination. This standard also establishes principles and requirements for how the acquirer recognizes and measures in its financial statements the identifiable assets and goodwill acquired, the liabilities assumed, and any noncontrolling interest in the acquiree. ASC 805 also determines what information to disclose to enable users of the financial statements to evaluate the nature and financial effects of the business combination.
In connection with each of the Transactions, the Company acquired 100% of both the clinical and nonclinical assets of the respective seller. The clinical assets, acquired by AON Partners, primarily consist of medical supplies and drugs. Nonclinical assets, acquired by AOMC, primarily consist of tangible fixed assets and equipment. The following table summarizes the amounts of the assets acquired and consideration transferred on acquisitions disclosed in Note 1, the accounting for which is completed as of December 31, 2022. For the table below, the Company has presented the acquired locations collectively.

2021 Acquired Locations
Purchase considerations
Cash transferred upon closing	$3,215
Assumed capital lease liabilities	1,097
Total consideration transferred	4,312
Net assets acquired
Inventories	2,211
Other assets	180
Property and equipment	1,371
Total net assets acquired	3,762
Amount assigned to goodwill	$550
The following table presents revenue and net income for the years ended December 31, 2022, and 2021, respectively, as if the fiscal 2022 acquisitions had occurred as of January 1, 2021, and the fiscal 2021 acquisitions had occurred as of January 2020.
The unaudited pro forma consolidated financial information is provided for informational purposes only and is not necessarily, and should not be assumed to be, an indication of the results that would have been achieved had the transactions been completed as of the dates indicated or that may be achieved in the future. The Company did not have any material, nonrecurring pro forma adjustments directly attributable to the business combinations included in the reported pro forma revenue and net income.

	Pro Forma
	Year Ended December 31,
	2022	2021
Revenue	$1,149,670	$1,033,187
Net income	$2,589	$1,289
From the dates of acquisition through December 31, 2022 and December 31, 2021, revenue attributable to 2022 and 2021 acquired businesses was $22.9 million, and $55.7 million, respectively. It was impracticable to determine the effect on the Company’s net income (loss) of the acquired businesses as their operations have been integrated into the Company’s ongoing operations since the dates of acquisition.
In connection with each of the Company’s business combinations, the Company executed employment agreements with the selling physicians to become employees of AON Partners and/or Partners of Maryland. Additionally, for each transaction the Company and selling physicians entered into a separate unwind agreement granting each other a unilateral option that may be exercised by either party and effectively returns the acquired business to the selling physicians if exercised. In the event the Company or seller exercise their unwind rights, the selling physicians are required to repay the original purchase price for the assets that were sold in the Transaction plus any assets that were acquired after the Transaction, less any accumulated depreciation or amortization with respect to the assets. The selling physicians are also required to assume all contracts associated with their practice. Additionally, in the event of unwind, the selling physicians are entitled to any severance amounts that are due to them under their employment agreement with AON Partners and their employment is terminated on the unwind date. As of December 31, 2022, no liability has been recorded related to the unwind agreements as neither the Company nor any selling physicians exercised their unwind rights and therefore no payments are considered probable to the selling physicians. During the year ended December 31, 2023, one group of physicians exercised their unwind rights and the practice was sold on November 16, 2023 for total consideration of $1.0 million. No liability was recorded for this transaction as there were no severance amounts due to the physicians under their employment agreements as of December 31, 2023.